Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Multi Strategies Fund), Class A)	0 Months Ended
Jan. 31, 2012
(Oppenheimer Global Multi Strategies Fund) | Class A
Bar Chart Table:
Annual Return 2008	(1.45%)
Annual Return 2009	1.21%
Annual Return 2010	6.89%
Annual Return 2011	(8.18%)